Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue		$ 358,342	$ 273,610
US
Disaggregation of Revenue [Line Items]
Revenue	[1]	309,211	237,712
International
Disaggregation of Revenue [Line Items]
Revenue		49,131	35,898
Mobile
Disaggregation of Revenue [Line Items]
Revenue		257,405	184,755
Web
Disaggregation of Revenue [Line Items]
Revenue		$ 100,937	$ 88,855

[1]	Geographic location is presented as being derived from the U.S. when data is not available.